Condensed Financial Information Of Registrant (Schedule Of Statements Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net (loss) income	$ (81.9)	$ 86.7	$ 115.2
Amortization and depreciation	30.8	31.2	22.4
Share-based payments expense	4.6	10.1	7.9
Undistributed (losses) earnings in subsidiaries	0	0	0
Accrued underwriting expense	(5.8)	(22.4)	(7.8)
Other assets and liabilities, net	(18.7)	(18.2)	67.0
Cash (used) provided by operating activities	(17.7)	(3.1)	301.8
Change in short-term investments	75.8	63.0	85.7
Settlements of foreign currency exchange forward contracts	7.7	0	0
Purchases of fixed assets	(16.5)	(14.6)	(23.0)
Cash provided (used) by investing activities	100.3	183.9	(240.8)
Borrowings under intercompany note payable, net	0	0
Activity under stock incentive plans	1.1	4.3	3.1
Repurchase of Company's common shares	(49.5)	(105.2)	0
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0
Cash used by financing activities	(61.6)	(115.4)	(48.1)
Change in cash	17.4	65.4	12.9
Cash, beginning of period	83.5	18.1	5.2
Cash, end of period	100.9	83.5	18.1
Registrant [Member]
Net (loss) income	(81.9)	86.7	115.2
Amortization and depreciation	0.8	0.5	0.5
Share-based payments expense	2.6	4.1	3.0
Undistributed (losses) earnings in subsidiaries	154.0	(101.2)	(136.0)
Prepaid assets	(0.8)	(0.5)	(0.2)
Accrued underwriting expense	(1.6)	1.8	0
Due to subsidiaries	(3.2)	(3.0)	14.9
Interest on intercompany note payable	1.7	1.2	0
Other assets and liabilities, net	0	(0.8)	0.1
Cash (used) provided by operating activities	71.6	(11.2)	(2.5)
Change in short-term investments	0	1.8	(0.2)
Settlements of foreign currency exchange forward contracts	1.3	0	0
Purchases of fixed assets	(0.3)	(0.1)	(0.8)
Cash provided (used) by investing activities	1.0	1.7	(1.0)
Borrowings under intercompany note payable, net	(60.6)	36.8	0
Activity under stock incentive plans	1.1	4.4	3.1
Repurchase of Company's common shares	0	(17.5)	0
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0
Cash used by financing activities	(72.6)	9.5	3.1
Change in cash	0	0	(0.4)
Cash, beginning of period	0	0	0.4
Cash, end of period	$ 0	$ 0	$ 0